Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2024	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation at January 1, 2024	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value at January 1, 2024	65.3	55.1	90.8	2.8	214.0

Six month period ended June 30, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	3.0	—	0.2	—	3.2
Additions	57.4	49.2	13.8	0.5	121.0
Disposals	—	(0.1)	—	—	(0.1)
Depreciation	(14.2)	(8.2)	(5.5)	(0.9)	(28.8)
Currency Translation	5.2	3.1	1.5	0.1	9.9
Net book value at June 30, 2024	116.7	99.2	100.7	2.5	319.1

Cost at June 30, 2024	154.4	123.3	132.7	8.8	419.2
Accumulated Depreciation at June 30, 2024	(37.7)	(24.1)	(31.9)	(6.3)	(100.1)
Net book value at June 30, 2024	116.7	99.2	100.7	2.5	319.1

Cost at January 1, 2025	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation at January 1, 2025	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value at January 1, 2025	100.7	119.4	101.1	2.5	323.6

Six month period ended June 30, 2025
Opening net book value	100.7	119.4	101.1	2.5	323.6
Lease modification	2.2	0.6	1.5	0.1	4.3
Additions	143.4	79.5	5.2	0.4	228.5
Disposals	—	—	—	(0.1)	(0.1)
Depreciation	(15.7)	(13.7)	(6.6)	(0.9)	(36.9)
Currency Translation	(26.4)	(13.3)	(3.0)	(0.1)	(42.8)
Net book value at June 30, 2025	204.1	172.4	98.2	2.0	476.6

Cost at June 30, 2025	265.0	217.2	141.5	9.5	633.2
Accumulated Depreciation at June 30, 2025	(60.9)	(44.8)	(43.3)	(7.5)	(156.6)
Net book value at June 30, 2025	204.1	172.4	98.2	2.0	476.6